Loan Payable - Schedule of Maturities of Loan Payable (Details) (10-K)	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 7,520
2019	8,328
2020	4,495
Loan Payable, total	$ 20,343